Notes Receivable	6 Months Ended
Mar. 31, 2023
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of third parties bank acceptance notes of $4,810,805 and $1,410,613 received from the Company’s customers as of March 31, 2023 and September 30, 2022, respectively. These notes with 3-12 months maturity dates were issued by customers to pay their payable balances to the Company. There was no allowance set up for notes receivable outstanding as of March 31, 2023 and September 30, 2022.